PROVISION FOR ENVIRONMENTAL REHABILITATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Inflation rate	1.49%	1.42%
Provision for decommissioning, restoration and rehabilitation costs [Member]
Disclosure of other provisions [line items]
Risk-free discount rate	1.63%	1.93%
Nominal Risk-Free Rate	2.86%	3.05%
Provision for decommissioning, restoration and rehabilitation costs [Member] | Bottom of range [member]
Disclosure of other provisions [line items]
Investment grade corporate bonds	50 years
Provision for decommissioning, restoration and rehabilitation costs [Member] | Top of range [Member]
Disclosure of other provisions [line items]
Beyond current mine life	100 years
Investment grade corporate bonds	100 years